Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalent		$ 4,193,839	$ 2,991,563
Restricted cash		70,721	1,723,937
Accounts receivable, net		17,281,112	21,487,053
Notes receivable			28,169
Loan receivable, net		1,351,915	1,037,304
Prepayments, deposits and other current assets, net		1,702,483	2,434,714
Total Current Assets		25,497,485	31,067,719
Property and equipment, net		5,980,692	5,902,949
Intangible assets, net		11,072,858	35,032,450
Prepayments, deposits and other assets		37,689,697	76,274,752
Long term investments			11,272,965
Goodwill		4,838,820	15,031,608
Right-of-use assets-operating lease		338,017	357,007
Deferred tax assets		977,450	1,019,173
Total Assets		86,395,019	175,958,623
CURRENT LIABILITIES:
Short term bank loans		3,877,084	3,943,718
Operating lease liabilities -current		215,253	260,728
Accounts payable		18,073,964	18,567,993
Convertible notes		6,574,380	5,020,633
Deferred revenue		1,855,313	2,175,896
Loan from third parties		578,573	552,108
Taxes payable		244,770	180,442
Accrued expenses and other current liabilities		3,038,236	1,086,194
Total Current Liabilities		34,457,791	31,827,920
Operating lease liabilities -non-current		146,932	109,956
Deferred tax liabilities		1,882,829
Total Liabilities		36,487,552	31,937,876
COMMITMENTS AND CONTINGENCIES
EQUITY:
Additional paid-in capital		363,712,513	347,080,357
Subscription receivable		(55,906,186)	(40,500,000)
Accumulated deficit		(255,789,851)	(168,679,873)
Accumulated other comprehensive loss		(6,072,241)	(5,062,516)
Total X3 Holdings Co., Ltd.’s Shareholders’ Equity		45,944,303	132,838,032
Non-controlling interest		3,963,164	11,182,715
Total Equity		49,907,467	144,020,747
Total Liabilities and Equity		86,395,019	175,958,623
Related Party
CURRENT ASSETS:
Due from related parties, net		897,415	1,364,979
CURRENT LIABILITIES:
Due to related party		218	40,208
Class A Common Shares
EQUITY:
Common shares value	[1]	68	64
Class B Common Shares
EQUITY:
Common shares value	[1]

[1]	Retroactively restated for one-for-six reverse split with effective date of February 10, 2025.